Note 9 - Net Income Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Profit (loss) from continuing operations		$ (43,149)	$ 37,432	$ 40,739
Profit (loss) from discontinued operations		(816)	141,742	17,161
Net income (loss) attributable to the owners of the parent for basic and diluted earnings		$ (43,964)	$ 179,174	$ 57,899
Issued ordinary shares at beginning of period (in shares)		228,285,684	237,826,326	220,119,343
Effect of shares issued (in shares)		2,165,283	1,889,770	7,422,487
Effect of shares bought to treasury (in shares)		(164,324)	(5,146,244)	(2,913,330)
Basic weighted-average number of ordinary shares in the period (in shares)		230,286,642	234,569,852	224,628,500
Effect of employee equity grants (in shares)		0	2,816,613	4,437,167
Diluted weighted-average number of ordinary shares in the period (in shares)		230,286,642	237,386,466	229,065,667
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ (0.37)	$ 0.32	$ 0.36
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ (0.38)	$ 1.51	$ 0.51
ADS [member]
Statement Line Items [Line Items]
Basic weighted-average number of ordinary shares in the period (in shares)		115,143,321	117,284,926	112,314,250
Diluted weighted-average number of ordinary shares in the period (in shares)		115,143,321	118,693,233	114,532,833
Basic earnings per share, US$ (in dollars per share)	[1]	$ (0.37)	$ 0.32	$ 0.36
Basic earnings per share, US$ (in dollars per share)	[1]	(0.38)	1.53	0.52
Ordinary shares [member]
Statement Line Items [Line Items]
Basic earnings per share, US$ (in dollars per share)	[1]	(0.19)	0.16	0.18
Diluted earnings per ADS, US$ (in dollars per share)	[1]	(0.19)	0.16	0.18
Basic earnings per share, US$ (in dollars per share)	[1]	(0.19)	0.76	0.26
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ (0.19)	$ 0.75	$ 0.25

[1]	Each ADS in Opera Limited (Nasdaq: OPRA) represents two underlying shares.